Unit Activity	12 Months Ended
Dec. 31, 2016
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2016, 2015 and 2014 were as follows:

December 31, 2016
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	23,834	1,719,741	—	1,743,575
Units redeemed:	(101,459)	(2,043,035)	—	(2,144,494)

December 31, 2015
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	46,565	1,880,453	—	1,927,018
Units redeemed:	(48,062)	(2,120,055)	—	(2,168,117)

December 31, 2014
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	22,526	1,714,525	—	1,737,051
Units redeemed:	(155,858)	(2,117,661)	—	(2,273,519)